Condensed financial information of the parent company - Balance sheets (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 17,805	$ 1,943
Prepayments	20,625	130,088
Other receivables	3,715,962
Other receivables - related party	354,903
Security Deposit	1,151,851
Total current assets	5,752,994	32,521,714
OTHER ASSETS
Cost method investment	3,000,000
Total other assets	29,201,930	8,354,114
Total assets	34,954,924	40,875,828
CURRENT LIABILITIES
Convertible debenture, net		1,300,000
Other payable and accrued expenses	299,968	218,045
Total current liabilities	299,968	38,697,292
OTHER LIABILITIES
Total liabilities	299,968	42,495,816
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 300,000,000 shares authorized, 91,857,298 and 40,716,642 shares issued and outstanding as of June 30, 2022 and 2021, respectively	918,573	407,167
Additional Paid in Capital	69,719,807	32,175,798
Deferred share compensation		(21,140)
Statutory reserves		1,670,367
Accumulated deficit	(35,983,424)	(38,574,620)
Accumulated other comprehensive loss		1,120,774
Total Bit Origin Ltd shareholders' equity	34,654,956	(3,221,654)
Total liabilities and shareholders' equity	34,954,924	40,875,828
Reportable Legal Entities | Parent Company
CURRENT ASSETS
Cash and cash equivalents	6,263	1,943
Prepayments	20,625	130,088
Other receivables	3,715,962	0
Other receivables - related party	1,000,000	0
Security Deposit	5,353	0
Intercompany Receivables	1,343,033	19,163,736
Total current assets	6,091,236	19,295,767
OTHER ASSETS
Cost method investment	3,000,000	0
Investment in subsidiaries	25,869,765	0
Total other assets	28,869,765	0
Total assets	34,961,001	19,295,767
CURRENT LIABILITIES
Convertible debenture, net	0	1,300,000
Other payable and accrued expenses	88,131	218,045
Other payable - related parties	217,914	720,809
Total current liabilities	306,045	2,238,854
OTHER LIABILITIES
Loss in excess of investment in subsidiaries	0	20,278,567
Total liabilities	306,045	22,517,421
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 300,000,000 shares authorized, 91,857,298 and 40,716,642 shares issued and outstanding as of June 30, 2022 and 2021, respectively	918,573	407,167
Additional Paid in Capital	69,719,807	32,175,798
Deferred share compensation	0	(21,140)
Statutory reserves	0	1,670,367
Accumulated deficit	(35,983,424)	(38,574,620)
Accumulated other comprehensive loss	0	1,120,774
Total Bit Origin Ltd shareholders' equity	34,654,956	(3,221,654)
Total liabilities and shareholders' equity	$ 34,961,001	$ 19,295,767